SECURITY MID CAP GROWTH FUND (Second Prospectus Summary) | SECURITY MID CAP GROWTH FUND
Mid Cap Growth Institutional Fund
Investment Objective -
The Mid Cap Growth Institutional Fund seeks capital appreciation.

Fees and Expenses of the Fund -
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	SECURITY MID CAP GROWTH FUND Institutional
Maximum Sales Charge (Load) Imposed on Purchases	none
Maximum Deferred Sales Charge (Load)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		SECURITY MID CAP GROWTH FUND Institutional
Management fees		0.75%
Distribution and service (12b-1) fees		none
Other expenses		0.46%
Total annual fund operating expenses	[1]	1.21%
[1]	Expense information in the table has been restated to reflect current fees.

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The

Example also assumes that your investment has a 5% return each year and that the

Fund's operating expenses remain the same. Although the actual costs may be higher or lower, based on these assumptions your cost would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
SECURITY MID CAP GROWTH FUND Institutional	123	384	665	1,466

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 157% of the average value of its portfolio.

Principal Investment Strategies -
The Fund pursues its objective by investing, under normal market conditions,

at least 80% of its net assets (plus borrowings for investment purposes)

in a diversified portfolio of equity securities, which include common stocks, rights, options, warrants, convertible debt securities, and

American Depositary Receipts ("ADRs"), that, when purchased, have market capitalizations that are usually within the range of companies in the Russell

Midcap Growth Index. Although a universal definition of mid-capitalization companies does not exist, for purposes of this fund, the Fund generally defines mid-capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the Russell Mid Cap Growth Index,

which is an unmanaged index measuring the performance of the mid cap growth segment of the U.S. equity universe and which includes companies with higher price-to-book ratios and higher forecasted growth values.

Security Investors, LLC , also known as Guggenheim Investments (the "Investment

Manager"), uses a combination of a qualitative top-down approach in reviewing growth trends that is based upon several fixed income factors, such as bond spreads and interest rates, along with a quantitative fundamental bottom-up approach in selecting growth stocks. The Investment Manager chooses portfolio securities that it believes are attractively valued with the greatest potential for appreciation and may invest in a limited number of industries or industry sectors. The Investment Manager identifies the securities of companies that it believes are in the early to middle stages of growth and are valued at a reasonable price. Equity securities considered to have appreciation potential may include securities of smaller and less mature companies which have unique proprietary products or profitable market niches and the potential to grow very rapidly. Certain investment vehicles' securities in which the Fund may invest may be illiquid.

The Fund also may invest a portion of its assets in derivatives, including options and futures contracts. These instruments may be used to hedge the Fund's portfolio, to increase returns or to maintain exposure to the equity markets.

The Fund actively trades its investments without regard to the length of time they have been owned by the Fund, which results in higher portfolio turnover.

The Fund may, from time to time, invest a portion of its assets in technology stocks.

The Fund may invest in a variety of investment vehicles, including those that seek to track the composition and performance of a specific index, such as exchange traded funds ("ETFs") and other mutual funds. The Fund may use these index-based investments as a way of managing its cash position, to gain exposure to the equity markets, or a particular sector of the equity market, while maintaining liquidity. Certain investment vehicles' securities and other securities in which the Fund may invest are restricted securities, which may be illiquid.

The Fund typically sells a stock if its growth prospects diminish or if better opportunities become available.

Under adverse or unstable market conditions, the Fund could invest some or all of its assets in cash, fixed-income securities, government bonds, money market securities, or repurchase agreements. Although the Fund would do this only in seeking to avoid losses, the Fund may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market.

Principal Risks -
An investment in the Fund is not a deposit of a bank and is

not insured or guaranteed by the Federal Deposit Insurance Corporation or any

other government agency. The value of an investment in the Fund will fluctuate and is subject to investment risks, which means investors could lose money. The principal risks of investing in the Fund are listed below.

Active Trading Risk. Active trading, also called "high turnover," may have a negative impact on performance. Active trading may result in higher brokerage costs or mark-up charges, which are ultimately passed on to shareholders of the

Fund. It may also result in short-term capital gains, which have a negative tax effect, and could also result in greater taxable distributions to shareholders of the Fund.

Equity Derivatives Risk. Equity derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the equity derivative, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Equity Securities Risk. Equity securities include common stocks and other equity securities (and securities convertible into stocks), and the prices of equity securities fluctuate in value more than other investments. They reflect changes in the issuing company's financial condition and changes in the overall market.

Common stocks generally represent the riskiest investment in a company. The Fund may lose a substantial part, or even all, of its investment in a company's stock. Growth stocks may be more volatile than value stocks.

Foreign Securities Risk. Foreign securities, including investments in foreign securities through ADRs, carry additional risks when compared to U.S.

securities, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs.

Growth Stocks Risk. Growth stocks typically invest a high portion of their earnings back into their business and may lack the dividend yield that could cushion their decline in a market downturn. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions regarding the growth potential of the issuing company.

Index Risk. Investments intended to track a benchmark index may not have performance that corresponds with the performance of the benchmark index for any period of time and may underperform the overall stock market.

Investment in Investment Vehicles Risk. Investing in other investment vehicles,

including ETFs and other mutual funds, subjects the Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease.

Moreover, the Fund and its shareholders will incur its pro rata share of the underlying vehicles' expenses.

Leverage Risk. The Fund's use of leverage through derivatives may cause the Fund to be more volatile than if it had not been leveraged. Leverage can arise through the use of derivatives.

Liquidity Risk. Investments are subject to liquidity risk when they are difficult to purchase or sell.

Management Risk. The Fund is actively managed. There is no guarantee that the investment strategies will be successful.

Market Risk. The market value of the securities held by the Fund may fluctuate resulting from factors affecting the individual company or other factors such as changing economic, political or financial market conditions.

Overweighting Risk. Overweighting investments in certain sectors or industries of the stock market increases the risk that the Fund will suffer a loss because of general declines in the prices of stocks in those sectors or industries.

Restricted Securities Risk. Restricted securities generally cannot be sold to the public and may involve a high degree of business and financial risk which may result in substantial losses to the Fund.

Smaller Companies Risk. The securities of smaller companies are subject to greater volatility, especially during periods of economic uncertainty. These risks are likely to be greater for micro-cap companies.

Technology Stocks Risk. Stocks of companies involved in the technology sector may be very volatile.

Performance Information -
The following chart and table provide some indication of the risks of investing in the Fund by showing changes in the performance of the

Fund's Class A shares from year to year and by showing how the Fund's average annual returns for the Fund's Class A shares for one, five, and ten years have compared to those of a broad measure of market performance. As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.rydex-sgi.com or by calling 1-800-820-0888.

The bar chart does not reflect the impact of sales charges applicable to Class A shares which, if reflected, would lower the returns shown.

Because Institutional Class shares have not commenced operations as of the date of this Prospectus, the figures shown provide performance for Class A shares of the Fund. Class A shares are not offered in this Prospectus. Institutional Class shares would have substantially similar returns as the Class A shares because

Institutional Class shares represent interests in the same portfolio of securities. Annual returns would differ only to the extent that Institutional

Class shares have different expenses.

Highest Quarter Return

   2Q 2003    28.83%

 Lowest Quarter Return

  4Q 2008     -25.69%

After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns (For the periods ended December 31, 2011)
Average Annual Total Returns SECURITY MID CAP GROWTH FUND	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Institutional	Class A Return before taxes	(10.27%)	(3.29%)	1.59%
Institutional After Taxes on Distributions	Class A Return after taxes on distributions	(10.27%)	(4.10%)	0.75%
Institutional After Taxes on Distributions and Sales	Class A Return after taxes on distributions and sale of fund shares	(6.68%)	(2.93%)	1.27%
Russell Midcap Growth Index	Russell Midcap Growth Index (reflects no deductions for fees, expenses, or taxes)	(1.65%)	2.44%	5.29%